Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

18. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(5,487,104)	$(1,885,252)
Denominator:
Basic and diluted weighted average shares outstanding(1)	3,849,621	3,568,265

Basic and diluted loss per share	$(1.43)	$(0.53)

(1)	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the six months ended June 30, 2023 and 2022, the total number of share options and warrants excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 775,338 and 621,100, respectively.